June 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Columbia Funds Series Trust II

Columbia Income Builder Fund

Columbia Portfolio Builder Conservative Fund

Columbia Portfolio Builder Moderate Conservative Fund

Columbia Portfolio Builder Moderate Fund

Columbia Portfolio Builder Moderate Aggressive Fund

Columbia Portfolio Builder Aggressive Fund

Post-Effective Amendment No. 61

File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 61 (Amendment). This Amendment was filed electronically on May 29, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Katina A. Walker at (612) 671-6990.

Sincerely,

/s/  Christopher O. Petersen

 Christopher O. Petersen

 Vice President and Chief Counsel

 Ameriprise Financial, Inc.